Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Summary of assets and liabilities measured at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	March 31, 2021
Assets:
Marketable securities held in Trust Account	1	$175,003,740
Liabilities:
Warrant liability – Public Warrants	1	$3,558,333
Warrant liability – Placement Warrants	3	$116,267

Summary of fair value measurements inputs
The key inputs utilized in the Monte Carlo simulation model for the Public Warrants and Black-Scholes for the Placement Warrants are as follows:

	January 12, 2021
	(Initial Measurement)		March 31, 2021
	Public	Placement	Placement
Input	Warrants	Warrants	Warrants
Stock Price	$10.32	$10.32	$9.75
Exercise Price	$11.50	$11.50	$11.50
Volatility	12.5%	12.5%	12.5%
Term (years)	5.00	5.00	5.00
Dividend Yield	0.00	0.00%	0.00%
Risk Free Rate	0.50%	0.09%	0.92%

Summary of change in fair value of derivative warrant liabilities
The following presents the changes in the fair value of warrant liabilities:

	Placement Warrants	Public Warrants	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 12, 2021	130,800	4,200,000	4,330,800
Change in valuation inputs or other assumptions	(14,533)	(641,667)	(656,200)

Fair value as of March 31, 2021	$116,267	$3,558,333	$3,674,600